Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2013 USD ($) Segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Property, Plant and Equipment [Member] CNY	Dec. 31, 2012 Deposits For Non-Current Assets [Member] CNY	Dec. 31, 2011 Deposits For Non-Current Assets [Member] CNY	Dec. 31, 2011 Other Current Assets [Member] CNY	Dec. 31, 2011 Goodwill [Member] CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Prepaid Land Lease Rights [Member]	Dec. 31, 2010 Prepaid Land Lease Rights [Member]	Dec. 31, 2013 Prepaid Land Lease Rights [Member] Minimum [Member]	Dec. 31, 2013 Prepaid Land Lease Rights [Member] Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Noon buying rate		6.0537	6.0537
Equity interest in equity method investment		100.00%	100.00%
Interest and other costs relating to construction capitalized		$ 412	2,496	5,599	724
Number of reporting units		2	2
Number of operating segments		2	2
Amortization period	49 years												36 years	38 years	36 years	49 years
Goodwill impairment charge					300,163
Asset impairment				3,360	333,934	3,179	3,360	20,679	9,913	300,163
Leases and management service arrangements, term											6 years	20 years
Lease and management services revenue		82,356	498,556	412,330	380,457
Management services revenue		2,597	15,723	11,874	33,584
Revenue from technical services		2,188	13,243	10,178	2,854
Financing lease income		5,556	33,639	19,748	9,224
Medical equipment sales		324	1,963	1,520	1,634
Other revenue		0	0	9,935	23,742
Business taxes and related surcharges		4,274	25,874	22,455	23,196
Advertising expenses		$ 1,268	7,679	5,790	6,917